Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayment for product procurement	[1]	$ 80,601	$ 107,647
Rental deposits		796	21,578
Tax return receivable		82,850
Other receivable		62
Total		$ 164,309	$ 129,225

[1]	Prepayment for product procurement mainly represents cash prepaid to our third-party supplier for the procurement of products.